Shareholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity and Mezzanine Equity
Shareholders' Deficit

Note 7 - Shareholders’ Deficit

Preference Shares—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and June 30, 2022, there were no preference shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 110,000,000 shares of Founder Shares with a par value of $0.0001 per share. As of June 30, 2022 and December 31, 2021, there were 3,187,500 Ordinary Shares outstanding (excluding 12,500,000 shares subject to redemption) and after giving affect to the forfeiture of 37,500 Ordinary Shares since the underwriters’ did not exercise the over-allotment option.

Note 7 - Shareholders’ Deficit

Preference Shares—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021, there were no preference shares issued or outstanding.

Ordinary shares — The Company is authorized to issue 110,000,000 shares of Founder Shares with a par value of $0.0001 per share. As of December 31, 2021, there were 3,187,500 shares of Ordinary shares outstanding (excluding 12,500,000 shares subject to redemption) and after giving affect to the forfeiture of 37,500 Ordinary shares since the underwriters’ did not exercise of the over-allotment option.